Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	3,011,954	2,571,918	2,492,752
Common stock, shares outstanding	2,498,724	2,048,688	1,969,822
Treasury stock, shares	513,230	523,230	522,930